EVENTS OCURRED AFTER THE REPORT PERIOD (Details) - Events After Reporting Period - USD ($) $ in Millions	1 Months Ended
	Sep. 30, 2026	Mar. 31, 2021	Apr. 30, 2021
Borrowings, adjustment to interest rate basis	0.40%
Redemption Percentage	100.00%
Medium Term Subordinate Bonds
Borrowings		$ 500.0
Borrowings, interest rate		3.25%
BCP Subordinated Bonds
Repurchase of debt		$ 60.0
Borrowings		181.5	$ 294.7
Borrowings, adjustment to interest rate basis	2.45%
Exhange Of Debt		11.0
Repurchase Of Subordinate Debt		$ 88.5
Redemption Percentage	100.00%